Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of outstanding warrants
The following table summarizes the Company's outstanding warrants (dollars in thousands):

	5-Year Private Warrants		Seller Warrants		Total
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2021	9,888,415	$15,326	12,621,623	$63	22,510,038	$15,389
Fair value adjustments	—	(9,459)	—	(34)	—	(9,493)
Balance at March 31, 2021	9,888,415	$5,867	12,621,623	$28	22,510,038	$5,897

The following table summarizes the Company's outstanding warrants (U.S. dollars in thousands):

	5-Year Private Warrants		Seller Warrants		Total
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2020	—	$—	12,621,623	$18	12,621,623	$18
Additions	10,240,000	12,185	—	—	10,240,000	12,185
Transfers	(351,585)	(581)	—	—	(351,585)	(581)
Fair value adjustments	—	3,722	—	45	—	3,767
Balance at December 31, 2020	9,888,415	$15,326	12,621,623	$63	22,510,038	$15,389